Fair Value Measurements - Narrative (Details) - EBP 075 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Redemption, notice period	30 days
Unfunded commitments	$ 0	$ 0